Impairment Charges on Financial Assets (Tables)	6 Months Ended
Sep. 30, 2020
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Summary of Impairment Charges on Financial Assets
Impairment charges (reversals) on financial assets for the six months ended September 30, 2020 and 2019 consisted of the following:

	For the six months ended September 30,
	2020	2019
	(In millions)
Loans and advances	¥224,996	¥57,996
Loan commitments	15,587	(1,970)
Financial guarantees	4,736	(7,392)

Total impairment charges on financial assets	¥245,319	¥48,634